Commitments and Contingencies - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Jan. 11, 2021 USD ($) Day $ / shares shares	May 31, 2020	Sep. 30, 2018	Aug. 31, 2016	Sep. 30, 2021 USD ($) item $ / shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) item $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020	Jan. 11, 2021 USD ($) Day $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item $ / shares	Dec. 31, 2019 USD ($)
Operating leases, rent expense							$ 500	$ 300				$ 1,200	$ 900	$ 1,300	$ 1,100
Standby Letters of Credit [Member]
Line of credit facility, maximum borrowing capacity											$ 300			300	$ 600
Proceeds from lines of credit														0
Office Building [Member] | Woburn Massachusetts [Member]
Lessee operating lease expiration term month and year				2021-08
Lessee, operating lease, renewal term				5 years
Lessee operating lease renewal option month and year				2026-08
Lessee, operating lease, option to extend		In May 2020, the Company extended the term of the lease by 5 years through August 2026
Lessee operating lease extended term		5 years
Lessee operating lease extended term month and year		2026-08
Lessee operating lease annual rental payment per lease														$ 800
Percentage of increase in annual cost of living determining annual rental payment per lease														3.00%
Office Building [Member] | Woburn Massachusetts [Member] | Amended Lease [Member] | Maximum [Member]
Operating Leases, Rent Expense, Minimum Rentals						$ 1,500
Percentage of increase in annual cost of living determining total base rental payments						3.00%
Office Building [Member] | Woburn Massachusetts [Member] | Amended Lease [Member] | Minimum [Member]
Operating Leases, Rent Expense, Minimum Rentals						$ 800
Manufacturing Facility [Member] | Shanghai China [Member]
Lessee operating lease expiration term month and year			2023-08
Lessee operating lease annual rental payment per lease														$ 600
Percentage of increase in annual cost of living determining annual rental payment per lease														3.00%
Number of days before expiry within which application for renewal shall be provided			90 days
Manufacturing Facility [Member] | Shanghai China [Member] | Amended Lease [Member]
Lessee operating lease renewal option month and year			2026-08
Manufacturing Facility [Member] | Shanghai China [Member] | Amended Lease [Member] | Maximum [Member]
Operating Leases, Rent Expense, Minimum Rentals					$ 1,300
Ivanhoe Capital Acquisition Corp [Member]
Maximum number of demands for registration of securities	3				3		3			3	3	3		3
Numbers of units issued | shares	3,600,000									3,600,000	3,600,000	3,600,000
Granted the underwriters									45 days	45 days		45 days
Underwriting cash discount per unit | $ / shares										$ 0.20	$ 0.20	$ 0.20
Underwriter cash discount										$ 5,500	$ 5,500	$ 5,500
Deferred fee per unit | $ / shares	$ 0.35				$ 0.35		$ 0.35			$ 0.35	$ 0.35	$ 0.35		$ 0.35
Deferred underwriting fee payable	$ 9,700				$ 9,700		$ 9,700			$ 9,700	$ 9,700	$ 9,700		$ 9,700